Leases	12 Months Ended
Jun. 30, 2026
Leases [Abstract]
Leases

(13) Leases

The Group’s leases for office space, manufacturing plants and staff dormitory include only fixed rental payments with no variable lease payment terms. As of June 30, 2025 and 2026, there were no leases that have not yet commenced.

The lease of manufacturing plants with a related party, Qingdao Jiutian Lanyue New Energy Technology Co., Ltd., has a term of 36 months, effective from 8 May 2025 to 7 May 2028.

The following represents the aggregate right of use assets and related lease liabilities as of June 30, 2025 and 2026:

	As of June 30,
	2025	2026
	RMB	RMB
Right of use assets-related party	-	221
Right of use assets-third party	-	2,563
Right of use assets	-	2,784

lease liabilities -related party	-	118
lease liabilities -third party	-	2,556
Total lease liabilities	-	2,674

Current lease liabilities	-	1,197
Non-current lease liabilities	-	1,477
Total lease liabilities	-	2,674

The weighted average lease term and discount rate as of June 30, 2025 and 2026 were as follows:

	As of June 30,
	2025	2026
Weighted average lease term in years:
Operating leases	-	3.16
Weighted average discount rate:
Operating leases	-	4.51%

The components of lease expenses for the fiscal years ended June 30, 2025 and 2026 were as follows:

	Years ended June 30,
	2025	2026
	RMB	RMB
Operating lease expense	-	500
Short term lease expense	-	11
Total	-	511

The following table provides maturities of lease liabilities as of June 30, 2026:

Minimum Lease Payment
RMB
Year ending June 30:
2027	1,280
2028	835
2029	326
2030	241
2031	127
Thereafter	30
Total remaining undiscounted lease payments	2,839
Less: Interest	165
Total present value of lease liabilities	2,674
Less: Current operating lease liabilities	1,197
Non-current operating lease liabilities	1,477